Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Schedule of Unvested Restricted Stock	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Unvested Restricted Stock [Line Items]
Number of Shares, Outstanding at beginning | shares
Weighted Average Grant Date Fair Value, Outstanding at beginning | $ / shares
Number of Shares, Granted | shares	512,940
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.01
Number of Shares, Forfeited / cancelled | shares	(250,110)
Weighted Average Grant Date Fair Value, Forfeited / cancelled | $ / shares	$ 1.02
Number of Shares, Vested | shares	(6,250)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.03
Number of Shares, Outstanding at ending | shares	256,580
Weighted Average Grant Date Fair Value, Outstanding at ending | $ / shares	$ 1.03